Boston Partners Global Equity Fund
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 97.1%	Shares	Value
Bermuda - 4.0%
Everest Group Ltd. (a)	8,456	$3,277,207
Hiscox Ltd.	194,719	2,601,336
RenaissanceRe Holdings Ltd.	12,488	3,573,441
		9,451,984

Canada - 0.8%
Cenovus Energy, Inc.	59,352	940,272
Teck Resources Ltd. - Class B	20,465	955,306
		1,895,578

Finland - 1.3%
Nordea Bank Abp	267,194	3,018,151

France - 12.2%
Airbus Group SE	12,725	1,988,987
Alten SA	10,036	800,865
BNP Paribas SA	57,209	3,419,703
Capgemini SE	14,309	2,300,169
Cie de Saint-Gobain SA	40,551	3,702,679
Cie Generale des Etablissements Michelin SCA	37,020	1,204,367
Eiffage SA	25,420	2,295,182
Rexel SA	134,459	3,475,529
Sanofi SA	16,832	1,634,842
Sodexo SA	20,222	1,679,646
SPIE SA	64,160	2,022,210
TotalEnergies SE	48,672	2,828,819
Vallourec SACA (b)	85,529	1,502,323
		28,855,321

Germany - 6.3%
Commerzbank AG	73,348	1,125,549
Deutsche Telekom AG	125,930	4,028,610
Evonik Industries AG	62,135	1,142,304
Infineon Technologies AG	49,152	1,602,198
Rheinmetall AG	3,582	2,362,669
Siemens AG	24,328	4,725,894
		14,987,224

Greece - 0.5%
Hellenic Telecommunications Organization SA	73,513	1,161,692

Ireland - 1.9%
AIB Group PLC	438,742	2,394,189
Ryanair Holdings PLC - ADR	47,272	2,081,859
		4,476,048

Italy - 1.5%
Enel SpA	312,063	2,247,314
Italgas SpA	229,216	1,374,901
		3,622,215

Japan - 6.0%
Asahi Group Holdings Ltd.	141,600	1,544,507
Fuji Electric Co., Ltd.	21,200	1,197,928
Kansai Paint Co., Ltd.	66,100	943,707
Mitsubishi Chemical Group Corp.	210,400	1,106,937
Mitsubishi UFJ Financial Group, Inc.	109,800	1,310,564
Renesas Electronics Corp.	96,700	1,268,326
Sony Group Corp.	198,400	3,983,144
Sugi Holdings Co., Ltd.	67,500	1,142,356
Sumitomo Mitsui Financial Group, Inc.	67,200	1,658,552
		14,156,021

Netherlands - 3.5%
Aalberts NV	38,524	1,476,791
Akzo Nobel NV	15,828	924,177
Heineken NV	17,305	1,280,915
ING Groep NV	216,557	3,343,063
Koninklijke Ahold NV	38,547	1,329,979
		8,354,925

Singapore - 1.5%
United Overseas Bank Ltd.	135,000	3,665,353

South Korea - 3.2%
Hana Financial Group, Inc.	27,464	1,231,568
KB Financial Group, Inc.	21,183	1,463,004
KT Corp.	76,321	2,681,857
Samsung Fire & Marine Insurance Co. Ltd.	7,559	2,138,573
		7,515,002

Spain - 1.5%
Banco Bilbao Vizcaya Argentaria SA	212,649	2,008,710
Bankinter SA	196,205	1,552,108
		3,560,818

Sweden - 1.2%
Loomis AB	40,979	1,255,534
Svenska Handelsbanken AB - Class A	164,504	1,710,910
		2,966,444

Switzerland - 2.0%
Glencore PLC	294,480	1,425,925
Sandoz Group AG	72,459	3,311,401
		4,737,326

United Kingdom - 18.4%
AstraZeneca PLC	13,169	1,782,342
Barratt Developments PLC	376,698	2,051,505
Beazley PLC	273,724	2,704,329
Coca-Cola Europacific Partners PLC	40,915	3,174,186
Hikma Pharmaceuticals PLC	71,030	1,739,327
IMI PLC	131,680	3,050,489
Inchcape PLC	138,319	1,355,527
Informa PLC	202,647	2,210,703
Marks & Spencer Group PLC	563,479	2,746,745
Melrose Industries PLC	233,059	1,705,352
NatWest Group PLC	741,747	3,804,654
Nomad Foods Ltd.	98,718	1,807,526
Shell PLC	103,216	3,317,042
SSE PLC	128,781	2,904,413
Tesco PLC	1,009,850	4,710,397
Travis Perkins PLC (b)	79,867	772,867
Weir Group PLC	89,249	2,525,077
WH Smith PLC	76,437	1,196,319
		43,558,800

United States - 31.3%(c)
AbbVie, Inc. (a)	16,219	2,966,942
Amgen, Inc.	9,399	2,658,695
Beacon Roofing Supply, Inc. (b)	16,959	1,916,706
Centene Corp. (b)	13,633	817,980
Chubb Ltd.	11,466	3,310,578
Cigna Group	4,833	1,632,587
Cisco Systems, Inc.	32,933	1,949,963
ConocoPhillips	13,680	1,482,091
CRH PLC	68,673	7,045,584
Elevance Health, Inc.	1,969	801,304
Expedia Group, Inc. (b)	6,310	1,164,952
Fidelity National Information Services, Inc.	47,055	4,013,791
Fifth Third Bancorp	61,295	2,945,838
Gap, Inc. (a)	54,881	1,330,864
Gen Digital, Inc.	85,376	2,633,850
Goldman Sachs Group, Inc. (a)	6,389	3,888,154
HCA Healthcare, Inc.	3,365	1,101,095
Huntington Bancshares, Inc.	163,852	2,950,975
J M Smucker Co.	16,876	1,987,824
Jacobs Solutions, Inc.	6,627	935,931
Johnson & Johnson	9,879	1,531,344
JPMorgan Chase & Co.	13,340	3,331,265
Kellanova	15,555	1,264,466
Schlumberger Ltd. (a)	56,152	2,467,319
Southern Co.	26,769	2,385,921
Sysco Corp.	20,457	1,577,439
TE Connectivity PLC	7,419	1,121,159
Textron, Inc.	38,276	3,277,574
United Rentals, Inc.	1,641	1,421,106
US Foods Holding Corp. (b)	64,025	4,467,024
Victoria's Secret & Co. (a)(b)	30,251	1,174,949
Zimmer Biomet Holdings, Inc.	22,637	2,537,608
		74,092,878
TOTAL COMMON STOCKS (Cost $182,839,971)		230,075,780

SHORT-TERM INVESTMENTS - 3.6%		Value
Investments Purchased with Proceeds from Securities Lending - 3.6%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.64% (d)	8,540,919	8,540,919
TOTAL SHORT-TERM INVESTMENTS (Cost $8,540,919)		8,540,919

TOTAL INVESTMENTS - 100.7% (Cost $191,380,890)		238,616,699
Liabilities in Excess of Other Assets - (0.7)%		(1,603,828)
TOTAL NET ASSETS - 100.0%		$237,012,871
two		–%
Percentages are stated as a percent of net assets.		–%

AB - Aktiebolag
ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SE - Societas Europeae
SpA - Societa per Azioni

(a)	All or a portion of this security is on loan as of November 30, 2024. The total market value of these securities was $8,534,135 which represented 3.6% of net assets.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(d)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

Boston Partners Global Equity Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$87,835,904	$142,239,876	$–	$230,075,780
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	8,540,919
Total Investments	$87,835,904	$142,239,876	$–	$238,616,699

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $8,540,919 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.